ANALYSIS OF OPERATING SEGMENTS - Statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income
Interest income	$ 19,647,518	$ 20,222,790	$ 19,552,735
Income for commission and fees	6,453,202	5,835,899	6,083,343
Income from sales of goods and services	10,450,914	9,144,789	9,156,588
Share of profit of equity accounted investees, net of tax	300,217	220,162	229,626
Dividends	159,122	91,565	84,686
Net income from other financial instruments mandatorily at fair value through profit or loss	270,095	252,355	217,616
Net trading income	948,716	1,295,424	761,911
Other income	834,708	1,405,172	968,651
Total income	39,064,492	38,468,156	37,055,156
Expenses
Interest expense	(6,918,657)	(8,262,264)	(8,267,217)
Net impairment loss on financial assets	(4,035,089)	(6,013,893)	(3,755,103)
Depreciation and amortization	(1,030,977)	(1,015,371)	(901,485)
Expenses from commissions and fees	(841,774)	(742,476)	(627,999)
Costs and expenses of sales goods and services	(7,351,979)	(6,321,488)	(6,781,777)
Administrative expenses	(5,467,373)	(4,966,359)	(4,954,307)
Income tax expense	(2,851,795)	(1,843,668)	(2,086,257)
Other expense	(4,898,346)	(4,671,021)	(4,315,557)
Total Expenses	(33,395,990)	(33,836,540)	(31,689,702)
Net income for the year	5,668,502	4,631,616	5,365,454
Net gain on sale of debt securities	314,960	613,213	198,562
Foreign exchange gains, net	87,236	363,034	312,267
Gain on the sale of non-current assets held for sale	36,225	112,043	23,381
Net gain or loss on asset valuation	20,974	(50,326)	14,151
Other operating income	375,313	367,208	420,290
Personnel expenses	(4,513,015)	(4,400,542)	(4,085,396)
Loss from sale of non-current assets held for sale	(3,179)	(3,420)	(4,392)
Other operating expenses	(382,152)	(267,059)	(225,769)
Banco de Bogota S.A.
Income
Interest income	6,104,989	6,221,050	5,931,114
Income for commission and fees	1,418,806	1,215,773	1,302,769
Income from sales of goods and services	34,360	26,894	52,228
Share of profit of equity accounted investees, net of tax	4,420	4,819	10,633
Dividends	6,799	6,653	635
Net trading income	540,715	596,070	187,834
Other income	(169,566)	324,554	260,715
Total income	7,940,523	8,395,813	7,745,928
Expenses
Interest expense	(2,122,188)	(2,612,243)	(2,690,061)
Net impairment loss on financial assets	(1,679,612)	(2,572,877)	(1,357,159)
Depreciation and amortization	(285,670)	(283,609)	(244,909)
Expenses from commissions and fees	(325,580)	(263,435)	(175,832)
Costs and expenses of sales goods and services	(161,088)	(150,644)	(181,879)
Administrative expenses	(1,300,958)	(1,308,248)	(1,441,417)
Income tax expense	(252,595)	(18,752)	(314,239)
Other expense	(1,169,845)	(1,081,162)	(887,201)
Total Expenses	(7,297,536)	(8,290,970)	(7,292,697)
Net income for the year	4,361,100	2,196,946	2,770,827
BAC Holding International Corp
Income
Interest income	6,839,240	7,005,424	6,302,300
Income for commission and fees	2,657,273	2,388,632	2,562,027
Share of profit of equity accounted investees, net of tax		244
Dividends	5,153	7,170	4,243
Net trading income	26,435	7,282	54,335
Other income	891,650	850,172	427,396
Total income	10,419,751	10,258,924	9,350,301
Expenses
Interest expense	(2,257,827)	(2,460,619)	(2,156,423)
Net impairment loss on financial assets	(1,314,006)	(1,733,028)	(1,260,960)
Depreciation and amortization	(424,110)	(431,606)	(373,585)
Expenses from commissions and fees	(110,032)	(106,763)	(100,232)
Administrative expenses	(2,257,766)	(1,925,599)	(1,788,732)
Income tax expense	(528,367)	(483,602)	(477,575)
Other expense	(1,924,764)	(1,971,316)	(1,815,591)
Total Expenses	(8,816,872)	(9,112,533)	(7,973,098)
Net income for the year	1,691,418	1,169,473	1,345,364
Banco de Occidente S.A.
Income
Interest income	2,727,195	2,959,192	3,107,030
Income for commission and fees	450,735	416,437	423,571
Income from sales of goods and services	49,633	50,079	58,947
Share of profit of equity accounted investees, net of tax	4,990	3,049	4,272
Dividends	526	277	336
Net trading income	(67,877)	396,691	117,048
Other income	298,738	(57,474)	145,493
Total income	3,463,940	3,768,251	3,856,697
Expenses
Interest expense	(769,621)	(1,082,203)	(1,228,385)
Net impairment loss on financial assets	(723,664)	(1,137,316)	(720,456)
Depreciation and amortization	(126,522)	(116,070)	(107,651)
Expenses from commissions and fees	(126,377)	(104,387)	(85,289)
Costs and expenses of sales goods and services	(318,687)	(311,439)	(305,866)
Administrative expenses	(687,293)	(655,902)	(725,963)
Income tax expense	(74,903)	65,459	(61,098)
Other expense	(508,966)	(551,399)	(494,103)
Total Expenses	(3,336,033)	(3,893,257)	(3,728,811)
Net income for the year	585,905	340,558	568,059
Banco Popular S.A.
Income
Interest income	2,192,893	2,219,585	2,297,087
Income for commission and fees	255,026	245,997	263,985
Share of profit of equity accounted investees, net of tax	7,817	5,241	5,232
Dividends	2,957	2,239	1,155
Net trading income	18,481	53,722	24,827
Other income	59,499	47,713	72,545
Total income	2,536,673	2,574,497	2,664,831
Expenses
Interest expense	(617,622)	(822,584)	(880,056)
Net impairment loss on financial assets	(161,928)	(303,710)	(319,532)
Depreciation and amortization	(100,066)	(89,458)	(82,028)
Expenses from commissions and fees	(63,713)	(59,251)	(65,713)
Administrative expenses	(745,582)	(667,265)	(640,153)
Income tax expense	(155,714)	(91,348)	(52,533)
Other expense	(460,424)	(404,979)	(415,526)
Total Expenses	(2,305,049)	(2,438,595)	(2,455,541)
Net income for the year	314,577	234,754	302,120
Banco AV Villas S A
Income
Interest income	1,296,049	1,343,460	1,460,981
Income for commission and fees	280,673	257,018	281,324
Income from sales of goods and services			(5,466)
Share of profit of equity accounted investees, net of tax	8,259	3,704	3,819
Dividends	1,269	1,702	1,795
Net trading income	(622)	16,121	16,648
Other income	19,885	52,578	36,692
Total income	1,605,513	1,674,583	1,795,793
Expenses
Interest expense	(238,012)	(352,566)	(421,033)
Net impairment loss on financial assets	(149,468)	(253,319)	(222,446)
Depreciation and amortization	(66,504)	(67,595)	(65,455)
Expenses from commissions and fees	(205,604)	(157,354)	(137,275)
Administrative expenses	(394,819)	(391,477)	(392,862)
Income tax expense	(116,732)	(58,740)	(105,396)
Other expense	(269,617)	(259,158)	(242,113)
Total Expenses	(1,440,756)	(1,540,209)	(1,586,580)
Net income for the year	192,248	163,914	236,625
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Income
Interest income	45,560	44,540	46,132
Income for commission and fees	1,195,302	1,110,127	1,083,469
Income from sales of goods and services	57,358	56,401	54,784
Net trading income	223,745	203,853	250,112
Other income	(57,904)	(6,870)	2,787
Total income	1,464,061	1,408,051	1,437,284
Expenses
Interest expense	(40,247)	(42,386)	(35,770)
Net impairment loss on financial assets	(6,942)	(1,971)	(7,506)
Depreciation and amortization	(12,163)	(13,340)	(13,424)
Expenses from commissions and fees	(114,818)	(110,654)	(115,398)
Costs and expenses of sales goods and services	(55,601)	(53,955)	(54,049)
Administrative expenses	(213,044)	(188,630)	(175,934)
Income tax expense	(191,886)	(245,360)	(207,227)
Other expense	(262,329)	(183,617)	(270,676)
Total Expenses	(897,030)	(839,913)	(879,984)
Net income for the year	580,202	578,822	569,629
Corficolombiana S.A
Income
Interest income	441,586	429,495	407,843
Income for commission and fees	94,244	83,271	77,012
Income from sales of goods and services	10,309,563	9,011,415	8,996,095
Share of profit of equity accounted investees, net of tax	272,646	201,580	205,674
Dividends	142,418	73,524	76,522
Net income from other financial instruments mandatorily at fair value through profit or loss	270,095	252,355	217,616
Net trading income	207,794	21,551	110,977
Other income	(227,725)	191,249	20,186
Total income	11,510,621	10,264,440	10,111,925
Expenses
Interest expense	(1,028,343)	(984,454)	(925,197)
Net impairment loss on financial assets	(9,177)	(12,037)	(12,330)
Depreciation and amortization	(9,434)	(8,939)	(7,789)
Expenses from commissions and fees	(13,587)	(12,048)	(12,737)
Costs and expenses of sales goods and services	(6,830,460)	(5,824,340)	(6,256,833)
Administrative expenses	(100,585)	(88,615)	(85,533)
Income tax expense	(1,476,571)	(962,300)	(802,936)
Other expense	(220,105)	(133,397)	(136,968)
Total Expenses	(9,688,262)	(8,026,130)	(8,240,323)
Net income for the year	1,849,023	2,292,396	2,004,164
All other segments
Income
Interest income	6	44	248
Income for commission and fees	101,143	118,644	89,186
Share of profit of equity accounted investees, net of tax	2,085	1,525	(4)
Net trading income	45	134	130
Other income	20,131	3,250	2,837
Total income	123,410	123,597	92,397
Expenses
Interest expense	(418,213)	(404,727)	(240,723)
Depreciation and amortization	(11,058)	(8,745)	(10,135)
Expenses from commissions and fees	(6,135)	(3,867)	(4,419)
Costs and expenses of sales goods and services	19,859	19,860	20,755
Administrative expenses	(367,244)	(349,937)	(279,356)
Income tax expense	(53,555)	(47,546)	(62,399)
Other expense	606,907	501,997	366,572
Total Expenses	(229,439)	(292,965)	(209,705)
Net income for the year	96,009	(4,890)	39,626
Operating segments [member] | Banco de Bogota S.A.
Income
Total income	11,658,636	10,487,916	10,063,524
Operating segments [member] | BAC Holding International Corp
Income
Total income	10,508,290	10,282,006	9,318,462
Operating segments [member] | Banco de Occidente S.A.
Income
Total income	3,921,938	4,233,815	4,296,870
Operating segments [member] | Banco Popular S.A.
Income
Total income	2,619,626	2,673,349	2,757,661
Operating segments [member] | Banco AV Villas S A
Income
Total income	1,633,004	1,704,123	1,823,205
Operating segments [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Income
Total income	1,477,232	1,418,735	1,449,613
Operating segments [member] | Corficolombiana S.A
Income
Total income	11,537,285	10,318,526	10,244,487
Operating segments [member] | All other segments
Income
Total income	325,448	288,075	249,331
Elimination of intersegment amounts [member]
Income
Interest income	(150,280)	(190,414)	(257,042)
Income for commission and fees	(123,964)	(84,459)	(107,562)
Income from sales of goods and services	(193,169)	(192,906)	(183,637)
Share of profit of equity accounted investees, net of tax	(1,001,702)	(1,151,662)	(1,098,129)
Participation in results of subsidiaries	(1,691,418)	(1,169,473)	(1,345,364)
Dividends	(18,738)	(15,678)	(12,393)
Net trading income	4,345	(6,236)	(5,558)
Gain on deconsolidation (loss of control) of subsidiaries	(1,303,024)
Other income	(139,017)	(127,561)	(138,312)
Total income	(4,616,967)	(2,938,389)	(3,147,997)
Expenses
Interest expense	573,416	499,518	310,431
Net impairment loss on financial assets	9,708	365	145,286
Depreciation and amortization	4,550	3,991	3,491
Expenses from commissions and fees	124,072	75,283	68,896
Costs and expenses of sales goods and services	(6,002)	(970)	(3,905)
Administrative expenses	599,918	609,314	575,643
Income tax expense	(1,472)	(1,479)	(2,854)
Other expense	(689,203)	(587,990)	(419,951)
Total Expenses	614,987	598,032	677,037
Net income for the year	(4,001,980)	(2,340,357)	(2,470,960)
Elimination of intersegment amounts [member] | Banco de Bogota S.A.
Income
Interest income	(65,537)	(95,946)	(93,463)
Income for commission and fees	(5,551)	(6,201)	(4,292)
Income from sales of goods and services	(38)	(1,285)	(1,969)
Share of profit of equity accounted investees, net of tax	(706,881)	(823,168)	(780,515)
Participation in results of subsidiaries	(1,691,418)	(1,169,473)	(1,345,364)
Dividends	(6,093)	(6,192)	(5,288)
Net trading income	2,130	(7,299)	(37,261)
Gain on deconsolidation (loss of control) of subsidiaries	(1,303,024)
Other income	(5,807)	(2,200)	(49,444)
Discontinued segment	64,106	19,661
Total income	(3,718,113)	(2,092,103)	(2,317,596)
Elimination of intersegment amounts [member] | BAC Holding International Corp
Income
Interest income	(16,869)	(1,269)	(2,212)
Income for commission and fees		(26)	(47)
Net trading income			34,199
Other income	(7,564)	(2,126)	(101)
Discontinued segment	(64,106)	(19,661)
Total income	(88,539)	(23,082)	31,839
Elimination of intersegment amounts [member] | Banco de Occidente S.A.
Income
Interest income	(14,763)	(14,803)	(13,344)
Income for commission and fees	(7,480)	(6,344)	(8,328)
Income from sales of goods and services	(187,357)	(185,687)	(164,635)
Share of profit of equity accounted investees, net of tax	(240,874)	(253,586)	(246,576)
Dividends	(2,612)	(2,067)	(2,022)
Net trading income	(95)	(243)
Other income	(4,817)	(2,834)	(5,268)
Total income	(457,998)	(465,564)	(440,173)
Elimination of intersegment amounts [member] | Banco Popular S.A.
Income
Interest income	(15,831)	(15,424)	(13,411)
Income for commission and fees	(2,749)	(2,967)	(2,904)
Share of profit of equity accounted investees, net of tax	(59,418)	(78,493)	(73,370)
Dividends	(4,713)	(3,601)	(2,925)
Net trading income	10	1,858	(39)
Other income	(252)	(225)	(181)
Total income	(82,953)	(98,852)	(92,830)
Elimination of intersegment amounts [member] | Banco AV Villas S A
Income
Interest income	(10,029)	(10,193)	(3,441)
Income for commission and fees	(18,016)	(18,391)	(18,905)
Income from sales of goods and services			(5,466)
Share of profit of equity accounted investees, net of tax	6,610	4,432	3,997
Dividends	(3,281)	(2,195)	(2,053)
Net trading income	(5)	4
Other income	(2,770)	(3,197)	(1,544)
Total income	(27,491)	(29,540)	(27,412)
Elimination of intersegment amounts [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Income
Interest income	(4,655)	(3,355)	(2,740)
Income for commission and fees	(2,511)	(3,048)	(3,385)
Income from sales of goods and services	(4,841)	(3,765)	(5,701)
Net trading income	1,987
Other income	(3,151)	(516)	(503)
Total income	(13,171)	(10,684)	(12,329)
Elimination of intersegment amounts [member] | Corficolombiana S.A
Income
Interest income	(22,353)	(49,233)	(128,352)
Income for commission and fees	(1,821)	(1,542)	(1,474)
Income from sales of goods and services	(933)	(2,169)	(5,866)
Share of profit of equity accounted investees, net of tax	(1,139)	(847)	(1,665)
Dividends	(2,039)	(1,623)	(105)
Net trading income	318	(556)	(2,457)
Other income	1,303	1,884	7,357
Total income	(26,664)	(54,086)	(132,562)
Elimination of intersegment amounts [member] | All other segments
Income
Interest income	(243)	(191)	(79)
Income for commission and fees	(85,836)	(45,940)	(68,227)
Other income	(115,959)	(118,347)	(88,628)
Total income	$ (202,038)	$ (164,478)	$ (156,934)